UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, NE

   68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

5/31

Date of reporting period: 11/30/12

Item 1.  Reports to Stockholders.

Sustainable Opportunities Fund

Semi-Annual Report

November 30, 2012

Class I Shares (SOPNX)

1-855-754-7939

Distributed by Northern Lights Distributors, LLC

Member FINRA

Sustainable Opportunities Fund Semiannual Report

Letter to the Shareholders

Dear Shareholders,

With 2012 almost in the books, equity and fixed income markets are up across the board in much of the world.  Equities have had a strong year, even though faced with headwinds such as the hard fought, deeply divided US election, the looming Fiscal Cliff, and extreme weather patterns ranging from severe droughts to catastrophic hurricanes such as Sandy.  In the second half of 2012, major equity indices were all in positive territory with the S&P 500 up 5.45%, S&P Mid Cap 400 up 8.30%, Russell 2000 up 5.82%, MSCI EAFE up 14.28% and MSCI Emerging Markets up 13.00%, as of 12/26/2012.

The fixed income markets continued to get a boost in 2012 with the much anticipated QE3 announcement in September: the Fed announced that it would purchase agency mortgage-backed securities at a rate of $40 billion per month with an open-ended timeframe.  In December, the Fed revised its open-ended policy by announcing it would continue to purchase agency mortgage-backed securities until the US unemployment rate reaches 6.5% (unemployment in the US currently stands at 7.7%).  From 6/30/2012 through 12/26/2012, the Barclays US Aggregate Bond index gained 1.71% and the Barclays Global Aggregate index gained 2.79%.

We at Milliman Financial Risk Management LLC believe that financial, political and climate uncertainty will continue to increase in 2013 and remain high for the foreseeable future.  To combat such unforeseen market turbulence, investors must take a proactive approach to smooth their investment returns and to protect against large downward market movements.

The Sustainable Opportunities Fund is a multi-manager fund of funds with diversified market exposures to equities, fixed income and the Milliman Protection Strategy®.   The underlying funds consist of broad market exposures including US large cap, US mid cap, US small cap, developed international, emerging market equities, US fixed income and international fixed income.  The Milliman Protection Strategy® is a two-fold risk management strategy consisting of volatility management and a capital protection strategy.  The goal of volatility management is to attempt to lower the financial and emotional stresses of market turbulence while preserving upside potential.  The goal of the capital protection strategy is to attempt to shield investors against substantial downward market movements.

From 6/30/12 through 12/26/12, the Sustainable Opportunities Fund outperformed its benchmark, the S&P 500 Daily Risk Control 10% Total Return Index, by 74 basis points on a total return basis: the Sustainable Opportunities Fund gained 4.03% compared to the S&P 500 Daily Risk Control 10% Total Return Index, which gained 3.29%.  The Fund’s outperformance can be attributed to both lower realized volatility and greater diversification of market exposures compared to the benchmark Index.

From everyone at Milliman Financial Risk Management LLC, we would like to thank you for your continued investment in Milliman Financial Risk Management LLC and wish you a happy, prosperous New Year!

Sincerely,

Blake Graves, FRM       Adam Schenck, CFA, FRM

Portfolio Manager        Director and Portfolio Manager

Milliman Financial Risk Management LLC

0009-NLD-1/3/2013

Sustatinable Opportunities Fund
PORTFOLIO REVIEW
November 30, 2012 (Unaudited)

The Portfolio's performance figures* for the period ended November 30, 2012, as compared to its benchmark:

Since Inception**
Sustainable Opporunities Fund Class I	3.30%
S&P 500 Daily Risk Control 10% Total Return Index***	3.65%

* The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains.   Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than one year are annualized. The Fund’s total annual operating expenses are 0.95% for Class I Shares per the June 15, 2012, prospectus. For performance information current to the most recent month-end, please call toll-free 1-855-754-7939.

** Inception date is June 15, 2012

*** The S&P 500® Daily Risk Control 10% Total Return Index (the “Index”) relies on the existing S&P 500 methodology and overlays mathematical algorithms to control the index risk profile at a specific volatility target.

Holdings by Asset Class	% of Net Assets
Mutual Funds	90.5%
Other / Cash & Cash Equivalents Less Liabilities	9.5%
100.0%

Sustainable Opportunities Fund
PORTFOLIO OF INVESTMENTS
November 30, 2012 (Unaudited)

	Shares		Value
		MUTAL FUNDS - 90.5%
		DEBT FUNDS - 27.0%
	73,158	JP Morgan Core Bond Fund - Select Class	$ 887,402
	17,063	Loomis Sayles Global Bond Fund	296,045
	72,874	Metropolitan West Intermediate Bond Fund	790,686
	85,057	PIMCO Total Return Fund - Institutional Class	988,358
			2,962,491
		EQUITY FUNDS - 63.5%
	13,922	Eagle Small Cap Growth Fund	596,577
	13,316	Harbor International Fund - Institutional Class	816,117
	18,071	Perkins Mid Cap Value Fund	394,139
	45,930	Schroder Emerging Market Equity Fund	602,149
	36,531	Templeton Institutional Funds, Inc. - Foreign Equity Series	707,240
	11,461	Turner Midcap Growth Fund	393,467
	31,927	Vanguard 500 Index Fund	3,457,969
			6,967,658
		TOTAL MUTAL FUNDS (Cost $9,751,079)	9,930,149

		SHORT-TERM INVESTMENT - 6.8%
	746,377	Dreyfus Cash Management - Institutional Shares to yield 0.06% + (Cost $746,377)	746,377

		TOTAL INVESTMENTS - 97.3% (Cost $10,497,456) (a)	$ 10,676,526
		OTHER ASSETS LESS LIABILITIES - 2.7%	301,941
		TOTAL NET ASSETS - 100.0%	$ 10,978,467

+	Variable rate security, the money market rate shown represents the rate at November 30, 2012.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ 179,070
		Unrealized Depreciation:	-
		Net Unrealized Appreciation:	$ 179,070

	Long Contracts		Unrealized Gain / (Loss)
		OPEN LONG FUTURES CONTRACTS
	1	S&P E-Mini December 2012
		(Underlying Face Amount at Value $70,725)	$ 125
		Net Unrealized Gain from Open Long Futures Contracts	$ 125

See accompanying notes to financial statements.

Sustainable Opportunities Fund
STATEMENT OF ASSETS AND LIABILITIES
November 30, 2012 (Unaudited)

ASSETS
Investment securities:
At cost	$ 10,497,456
At value	$ 10,676,526
Receivable for fund shares sold	324,946
Receivable due from advisor	16,878
Dividends and interest receivable	3,795
Due from broker - variation margin	125
TOTAL ASSETS	11,022,270

LIABILITIES
Payable to other affiliates	4,948
Accrued expenses and other liabilities	38,855
TOTAL LIABILITIES	43,803
NET ASSETS	$ 10,978,467

Composition of Net Assets:
Paid in capital [$0 par value, unlimited shares authorized]	$ 10,830,205
Accumulated net investment income	10,363
Accumulated net realized loss on investments and futures contracts	(41,296)
Net unrealized appreciation of investments and futures contracts	179,195
NET ASSETS	$ 10,978,467

Net Asset Value Per Share:
Class I Shares:
Net Assets	$ 10,978,467
Shares of beneficial interest outstanding	1,062,591
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (a)	$ 10.33

(a)	Redemptions made within 60 days of purchase may be assessed a redemption fee of 1.00%.

See accompanying notes to financial statements.

Sustainable Opportunities Fund
STATEMENT OF OPERATIONS
For the Period June 15, 2012 to November 30, 2012 + (Unaudited)

INVESTMENT INCOME
Dividends	$ 18,612
Interest	146
TOTAL INVESTMENT INCOME	18,758

EXPENSES
Investment advisory fees	4,141
Administrative services fees	20,343
Registration fees	17,119
Audit fees	6,895
Legal fees	13,561
Accounting services fees	10,849
Transfer agent fees	8,588
Compliance officer fees	6,418
Custodian fees	3,391
Trustees fees and expenses	2,378
Insurance expense	1,808
Printing and postage expenses	4,755
Other expenses	950
TOTAL EXPENSES	101,196
Less: Fees waived/reimbursed by the Advisor	(92,801)
NET EXPENSES	8,395
NET INVESTMENT INCOME	10,363

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized Gain (Loss) From:
Investments	(1,214)
Futures contracts	(40,204)
Distributions from underlying investment companies	122
(41,296)
Unrealized Appreciation (Depreciation) of:
Investments	179,070
Futures contracts	125
179,195

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	137,899
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 148,262

+ The Sustainable Opportunities Fund commenced operations on June 15, 2012.

See accompanying notes to financial statements.

Sustainable Opportunities Fund
STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

For the
Period Ended
November 30, 2012 (a)
FROM OPERATIONS
Net investment income	$ 10,363
Net realized loss from investments and futures contracts	(41,418)
Distributions from underlying investment companies	122
Net change in unrealized appreciation (depreciation) of investments and futures contracts	179,195
Net increase in net assets resulting from operations	148,262

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	12,104,133
Redemption fee proceeds	2,898
Cost of shares redeemed	(1,276,826)
Net increase in net assets from shares of beneficial interest	10,830,205

TOTAL INCREASE IN NET ASSETS	10,978,467

NET ASSETS
Beginning of Period	-
End of Period *	$ 10,978,467
*Includes undistributed net investment income of:	$ 10,363

SHARES ACTIVITY
Class I:
Shares Sold	1,187,286
Shares Redeemed	(124,695)
Net increase in shares of beneficial interest outstanding	1,062,591

(a) The Sustainable Opportunities Fund commenced operations on June 15, 2012.

See accompanying notes to financial statements.

Sustainable Opportunities Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Period Ended
November 30, 2012 (1)
(Unaudited)
Net asset value, beginning of period	$ 10.00

Activity from investment operations:
Net investment income (2)	0.03
Net realized and unrealized gain on investments and futures contracts	0.29
Total from investment operations	0.32

Paid-in-capital from redemption fees	0.01

Net asset value, end of period	$ 10.33

Total return (3)(8)	3.30%

Net assets, at end of period (000s)	$ 10,978

Ratios/Supplemental Data
Ratio of gross expenses to average net assets (4)(5)(6)	6.03%
Ratio of net expenses to average net assets (5)(6)	0.50%
Ratio of net investment income to average net assets (5)(7)	0.62%
Portfolio Turnover Rate (8)	2%

(1) The Sustainable Opportunities Fund commenced operations June 15, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Total returns shown exclude the effect of applicable sales charges and redemption fees.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5) Annualized for periods less than one full year.
(6)	Does not include the expenses of other exchange traded funds in which the Fund invests.
(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(8) Not annualized.

See accompanying notes to financial statements.

Sustainable Opportunities Fund

NOTES TO FINANCIAL STATEMENTS

November 30, 2012 (Unaudited)

1.

ORGANIZATION

The Sustainable Opportunities Fund (the “Fund”) is a diversified series of shares of Northern Lights Fund Trust II (the “Trust”), a Delaware statutory trust (the “Trust”) organized on August 26, 2010 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Fund currently offers one class of shares:  Class I shares. The investment objective of the Fund is to seek long-term capital appreciation and current income, while strategically managing portfolio volatility and downside risk.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

In unusual circumstances, instead of valuing securities in the usual manner, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Sustainable Opportunities Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2012 (Unaudited)

Fair Value Team and Valuation Process -  This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Sustainable Opportunities Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2012 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of November 30, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 9,930,149	$ -	$ -	$ 9,930,149
Short-Term Investments	746,377	-	-	746,377
Open Long Future Contracts *	125	-	-	125
Total	$ 10,676,651	$ -	$ -	$ 10,676,651

There were no transfers into or out of Level 1 or Level 2 during the current period presented.  It is the Fund's policy to record transfers into or out of Level 1 or Level 2 at the end of the period.

The Fund did not hold any Level 3 securities during the period.

*Cumulative appreciation/(depreciation) of future contracts is reported in the above table.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax position expected to be taken by the Fund in its 2013 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Futures Contracts – The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities.   Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).    During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.   Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.   When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.   If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract.   Risks may exceed amounts recognized in the Statements of Assets and Liabilities.  With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The derivative instruments outstanding as of November 30, 2012 as disclosed in the Portfolio of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3. INVESTMENT TRANSACTIONS

For the period ended November 30, 2012, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments U.S. Government securities, amounted to $9,822,656 and $70,363 respectively.

Sustainable Opportunities Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2012 (Unaudited)

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. Milliman Financial Risk Management LLC serves as the Fund’s investment advisor (the “Advisor”). The Advisor has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, calculated and accrued daily and paid monthly, at an annual rate of 0.25% of the Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until June 30, 2013, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding front-end or contingent deferred loads, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest or extraordinary expenses such as litigation) do not exceed 0.50% per annum of the Fund’s average daily net assets for Class I shares.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses are subsequently less than 0.50% of average daily net assets attributable to Class I shares, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 0.50% of average daily net assets Class I shares. If Fund Operating Expenses attributable to Class I shares subsequently exceed 0.50%, per annum of the average daily net assets, the reimbursements shall be suspended.

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.  For the period ended November 30, 2012 the Advisor waived and reimbursed fees in the amount of $92,801.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS.  The Board has adopted, on behalf of the Fund, a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) under the 1940 Act.  The Fund is authorized to pay the Distributor, or such other entities as approved by the Board of Trustees, a fee for the promotion and distribution of the Fund and the provision of personal services to shareholders.  However, no such fees are chargeable to holders of the Class I shares.

The Fund may pay service fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, including the Advisor and affiliates of the Advisor, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.  GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, Gemcom receives customary fees from the Fund.

Trustees – Effective October 2012 each Trustee who is not an interested person of the Trust or Adviser will receive a quarterly fee of $4,000, allocated to all Funds in the trust, as well as reimbursement for any reasonable expenses incurred attending the meetings to be paid at the beginning of each calendar quarter. The Audit Committee Chairman receives a $4,000 additional annual fee.  The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Prior to October 2012, each Trustee who is not affiliated with the Trust or Adviser received a quarterly fee of $2,000, as well as reimbursement for any reasonable expenses incurred attending the meetings, which was paid at the beginning of each calendar quarter. The Trust does not have a bonus, profit sharing, pension or retirement plan.

5.  RECENT ACCOUNTING PRONOUNCEMENTS

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

6.  REDEMPTION FEE

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if shareholders sell their shares after holding them for less than 60 days. The redemption fee is paid directly to the Fund. For the period ended November 30, 2012, the Fund did not assess any redemption fees.

7.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a) 9 of the Act. As November 30, 2012 Wells Fargo Bank held, for the benefit of others, approximately 99.7% of the voting securities of the Sustainable Opportunities Fund.

Sustainable Opportunities Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2012 (Unaudited)

8. UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Fund currently invests a portion of its assets in Vanguard 500 Index Fund, (the “Vanguard Fund”). The Vanguard Fund is registered under the 1940 Act as an open-end management investment company. The Fund may redeem its investment from the Vanguard Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Vanguard Fund. The financial statements of the Vanguard Fund, including the portfolio of investments, can be found at the Vanguard website, www.vanguard .com or the Security and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of November 30, 2012, the Fund invested 31.5% of its net assets in the Vanguard Fund.

9.  SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.   For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.   Management has determined that there were no subsequent events to report through the issuance of these financial statements.

Dividends: The Funds’ Board of Directors declared the following dividends:

Fund		Short Term Capital Gain	Long Term Capital Gain	Dividend Per Share	Record Date	Payable Date
Sustainable Opportunities Fund	Class I	$ -	$ -	$ 0.0835	12/14/2012	12/17/2012

Sustainable Opportunities Fund

EXPENSE EXAMPLES

November 30, 2012 (Unaudited)

As a shareholder of the Sustainable Opportunities Fund (the “Fund”), you incur ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Sustainable Opportunities Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 15, 2012* through November 30, 2012.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Sustainable Opportunities Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
Fund’s Annualized Expense Ratio		Beginning Account Value 6-15-12	Ending Account Value 11-30-12	Expenses Paid During Period*	Ending Account Value 11-30-12	Expenses Paid During Period*
Class I Shares	0.50%	$1,000.00	$1,033.00	$2.34	$1,022.56	$2.54

*”Actual” expense information is for the period from June 15, 2012 (date of initial investment) to November 30, 2012.  Actual expenses are equal to the Funds annualized net expense ratio multiplied by 168/365 (to reflect the period from initial investment to November 30, 2012).  “Hypothetical” expense information for the Fund is presented on the basis of the full one-half year period to enable comparison to other funds.  It is based on assuming the same net expense ratio and average account value over the period, but is multiplied by 183/365 (to reflect the full half-year period).

Sustainable Opportunities Fund

SUPPLEMENTAL INFORMATION

November 30, 2012 (Unaudited)

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF AN INVESTMENT ADVISORY AGREEMENT

At a Regular meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on January 23, 2012, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of an Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust, on behalf of the Sustainable Opportunities Fund (the “Fund”) and Milliman Financial Risk Management, LLC (“Milliman”).

In advance of the Meeting, the Board requested and received materials to assist them in considering the Investment Advisory Agreement.  The materials provided contained information with respect to the factors enumerated below, including the Investment Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the continuation of the Investment Advisory Agreement and comparative information relating to the advisory fee and other expenses of the Fund.  The materials also included due diligence materials relating to Milliman (including due diligence questionnaires completed by Milliman, select financial information of Milliman, bibliographic information regarding Milliman’s key management and investment advisory personnel, and comparative fee information relating to the Fund) and other pertinent information.  Based on their evaluation of the information provided by Milliman, in conjunction with the Fund’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the Investment Advisory Agreement with respect to the Fund. The Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

In considering the approval of the Investment Advisory Agreement with respect to the Fund and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.  In their deliberations, the Board members did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services.  The Board reviewed materials provided by Milliman related to the proposed Investment Advisory Agreement with the Trust, including, a description of the manner in which investment decisions will be made and executed, a review of the professional personnel performing services for the Fund, including the team of individuals that would be primarily responsible for monitoring and executing the investment process.  The Board discussed the extent of Milliman’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel.  Additionally, the Board received satisfactory responses from representatives of Milliman with respect to a series of important questions, including: whether Milliman was involved in any lawsuits or pending regulatory actions; whether Milliman’s management of other accounts would conflict with its management of the Fund; and whether Milliman has procedures in place to adequately allocate trades among its respective clients.  The Board reviewed the description provided by Milliman of its practices for monitoring compliance with the Fund’s investment limitations, noting that Milliman would periodically review the portfolio managers’ performance of their duties to ensure compliance under Milliman’s compliance program.  The Board then reviewed the capitalization of Milliman based on financial information and other materials provided by Milliman and discussed such materials with Milliman.  The Board concluded that Milliman was sufficiently well-capitalized, or had the ability to make additional contributions in order to meet its obligations to the Fund.

The Board also concluded that Milliman had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory

Sustainable Opportunities Fund

SUPPLEMENTAL INFORMATION (Continued)

November 30, 2012 (Unaudited)

 Agreement and that the nature, overall quality and extent of the management services to be provided by Milliman to the Fund were satisfactory and reliable.

Performance.  As both Milliman and the Fund were newly formed, the Board did not consider the past performance in evaluating the Adviser.

Fees and Expenses.  As to the costs of the services to be provided and profits to be realized by Milliman, the Board reviewed and discussed a comparison of management fees and total operating expense date and reviewed the Fund’s advisory and overall expenses compared to a peer group comprised of funds constructed by Milliman with similar investment objectives and strategies and of similar size.  The Board also considered any fallout benefits likely to accrue to Milliman or its affiliates from its relationship with the Fund.  The Board reviewed the contractual arrangements for the Fund, including a proposed operating expense limitation agreement pursuant to which Milliman had agreed to waive or limit its management fee and/or reimburse expenses and to limit net annual operating expenses, exclusive of certain fees, at least until June 30, 2013 and found such arrangements to be beneficial to shareholders.  The Board concluded that, based on the experience, expertise and services to be provided to the Fund by Milliman, the fees to be charged by Milliman were fair and reasonable.

Profitability. The Board also considered the level of profits that could be expected to accrue to Milliman with respect to the Fund based on break even and profitability reports and analyses reviewed by the Board and the selected financial information of Milliman provided by Milliman.  With respect to Milliman, the Trustees concluded that based on the services provided and the projected growth of the Fund, the fees were fair and reasonable and that anticipated profits from Milliman’s relationship with the Fund were not excessive.

Economies of Scale. As to the extent to which the Fund will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Trustees discussed Milliman’s expectations for growth of the Fund. The Board noted that the start-up phase of a fund may be too soon to properly evaluate all of the economies.  The Board concluded that any material economies of scale would not be achieved in the near term.

Conclusion.  Having requested and received such information from Milliman as the Board believed to be reasonably necessary to evaluate the terms of the Investment Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that approval of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

Privacy Policy

                                               Rev. October 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number • Employment information • Account balances	• Account transactions • Income • Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?

All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer's personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes -- such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes -- to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes -- information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes -- information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share
Questions?	Call 1-402-493-4603

Page 2

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	• open an account • give us your income information • provide employment information	• provide account information • give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

•

sharing for affiliates’ everyday business purposes—information about your creditworthiness

•

affiliates from using your information to market to you

•

sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

The following companies may be considered affiliates of NLFT II:

•

CLS Investments, LLC

•

NorthStar Financial Services Group, LLC

•

Gemcom, LLC

•

Gemini Fund Services, LLC

•

Northern Lights Compliance Services, LLC

•

Northern Lights Distributors, LLC

•

Orion Advisor Services, LLC

•

Constellation Trust Company

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. • Our joint marketing partners include other financial service companies.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended February 28 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-754-7939 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-754-7939.

INVESTMENT ADVISOR

Milliman Financial Risk Management LLC

71 S Wacker Drive, 31st Floor

Chicago, Illinois 60606

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, President

Date

2/5/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

        Kevin E. Wolf, President

Date

2/5/13

By (Signature and Title)

/s/ Erik Naviloff

       Erik Naviloff, Treasurer

Date

2/5/13